CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	7 Months Ended	12 Months Ended
	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Revenues:
Total revenues	$ 273,851,000	$ 514,021,000	$ 534,141,000
Operating expenses:
Cost of revenues	52,160,000	96,044,000	98,636,000
Content and software development	38,986,000	67,951,000	57,332,000
Selling and marketing	75,028,000	140,785,000	150,179,000
General and administrative	37,455,000	57,356,000	51,421,000
Recapitalization and transaction-related costs	32,099,000	16,244,000
Amortization of intangible assets	34,378,000	96,359,000	151,752,000
Impairment of goodwill and intangible assets	332,376,000	440,598,000	16,094,000
Restructuring	1,179,000	1,900,000	2,073,000
Total operating expenses	603,661,000	917,237,000	527,487,000
Loss from operations	(329,810,000)	(403,216,000)	6,654,000
Other income (expense), net	1,273,000	(1,058,000)	(3,340,000)
Loss on derivative instruments	(5,000)	(4,062,000)	(2,284,000)
Interest income	105,000	306,000	687,000
Interest expense, net	(168,341,000)	(429,963,000)	(396,529,000)
Reorganization items, net	3,329,245,000
Loss before benefit from income taxes	2,832,467,000	(837,993,000)	(394,812,000)
(Benefit) provision for income taxes	68,455,000	11,212,000	5,027,000
Net income (loss)	$ 2,764,012,000	$ (849,205,000)	$ (399,839,000)
(Losses) income per share:
Basic and diluted net loss per share, Non-redeemable common stock	$ 27,612.51	$ (8,483.57)	$ (3,994.40)
Weighted average common shares outstanding:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	100	100	100